UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
6/30/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (183.1%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (131.5%)

Government National Mortgage Association Adjustable Rate Mortgages 1 7/8s, July 20, 2026			$15,911	$16,302

Government National Mortgage Association Pass-Through Certificates
8 1/2s, December 15, 2019			2,904	3,080
7 1/2s, October 20, 2030			60,986	73,750
5 1/2s, August 15, 2035			387	440
5s, TBA, July 1, 2046			52,000,000	56,493,122
4 1/2s, with due dates from June 20, 2034 to April 20, 2046			28,562,024	31,304,052
4 1/2s, TBA, July 1, 2046			146,000,000	156,721,875
4s, with due dates from September 15, 2039 to May 20, 2046			134,627,377	147,039,914
4s, TBA, July 1, 2046			33,000,000	35,279,063
3 1/2s, with due dates from July 15, 2042 to May 20, 2046			240,837,138	257,616,528
3 1/2s, TBA, August 1, 2046			44,000,000	46,627,970
3 1/2s, TBA, July 1, 2046			87,000,000	92,321,955
3s, March 20, 2043			1,831,886	1,923,184
3s, TBA, August 1, 2046			215,000,000	224,280,282
3s, TBA, July 1, 2046			215,000,000	224,708,583

				1,274,410,100
U.S. Government Agency Mortgage Obligations (51.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, with due dates from July 1, 2044 to March 1, 2045(FWC)			959,691	1,079,910
3 1/2s, with due dates from April 1, 2042 to August 1, 2043			2,232,390	2,390,469
3 1/2s, TBA, July 1, 2046			4,000,000	4,216,875
3s, with due dates from March 1, 2043 to July 1, 2043			7,605,877	7,910,405
3s, June 1, 2046(FWC)			999,029	1,043,321

Federal National Mortgage Association Pass-Through Certificates
6s, with due dates from February 1, 2036 to May 1, 2041			5,009,571	5,743,519
6s, TBA, July 1, 2046			5,000,000	5,718,750
5 1/2s, February 1, 2035			1,050,403	1,192,562
5 1/2s, TBA, July 1, 2046			44,000,000	49,458,750
4 1/2s, with due dates from April 1, 2041 to December 1, 2044			22,199,414	24,353,527
4 1/2s, May 1, 2045(FWC)			694,024	779,123
4 1/2s, July 1, 2044(FWC)			447,299	501,377
4 1/2s, TBA, July 1, 2046			6,000,000	6,550,313
4s, with due dates from October 1, 2042 to January 1, 2046			34,003,700	37,202,266
4s, TBA, July 1, 2046			14,000,000	15,010,625
3 1/2s, with due dates from June 1, 2042 to May 1, 2046			28,343,618	30,208,409
3 1/2s, TBA, August 1, 2046			5,000,000	5,268,555
3 1/2s, TBA, July 1, 2046			77,000,000	81,228,986
3s, with due dates from October 1, 2042 to May 1, 2045			31,823,772	33,179,138
3s, June 1, 2046(FWC)			9,000,000	9,400,781
3s, June 1, 2046(FWC)			3,992,468	4,174,000
3s, TBA, August 1, 2046			25,000,000	25,893,555
3s, TBA, July 1, 2046			70,000,000	72,630,467
2 1/2s, March 1, 2043			74,263,284	75,380,137

				500,515,820

Total U.S. government and agency mortgage obligations (cost $1,752,749,692)				$1,774,925,920

MORTGAGE-BACKED SECURITIES (22.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (22.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.014s, 2037			$272,443	$463,401
IFB Ser. 2976, Class LC, 22.799s, 2035			1,866,425	3,059,833
IFB Ser. 2979, Class AS, 22.652s, 2034			34,372	36,709
IFB Ser. 3072, Class SM, 22.176s, 2035			789,074	1,258,547
IFB Ser. 3249, Class PS, 20.816s, 2036			275,175	432,212
IFB Ser. 3065, Class DC, 18.534s, 2035			2,830,381	4,291,399
IFB Ser. 2990, Class LB, 15.816s, 2034			1,921,542	2,520,394
IFB Ser. 4136, Class ES, IO, 5.808s, 2042			6,468,095	1,118,762
Ser. 4122, Class TI, IO, 4 1/2s, 2042			6,203,906	934,929
Ser. 4024, Class PI, IO, 4 1/2s, 2041			5,240,178	745,090
Ser. 4018, Class DI, IO, 4 1/2s, 2041			3,537,977	385,619
Ser. 4329, Class MI, IO, 4 1/2s, 2026			11,466,742	1,290,645
Ser. 4546, Class PI, IO, 4s, 2045			16,782,214	2,159,871
Ser. 4500, Class GI, IO, 4s, 2045			8,009,415	803,745
Ser. 4425, IO, 4s, 2045			10,741,560	1,119,485
Ser. 4452, Class QI, IO, 4s, 2044			8,613,072	1,288,933
Ser. 4116, Class MI, IO, 4s, 2042			14,940,959	2,365,587
Ser. 4019, Class JI, IO, 4s, 2041			7,907,196	840,535
Ser. 3996, Class IK, IO, 4s, 2039			11,078,103	915,657
Ser. 4015, Class GI, IO, 4s, 2027			6,715,851	807,685
Ser. 4165, Class AI, IO, 3 1/2s, 2043			4,795,525	662,502
Ser. 4136, Class IQ, IO, 3 1/2s, 2042			8,628,655	1,194,982
Ser. 4199, Class CI, IO, 3 1/2s, 2037			8,345,517	646,778
FRB Ser. 57, Class 2A1, 3.341s, 2043			22,005	23,879
FRB Ser. 59, Class 2A1, 3.101s, 2043			13,425	14,453
Ser. 4150, Class DI, IO, 3s, 2043			9,338,171	1,002,394
Ser. 4141, Class PI, IO, 3s, 2042			8,841,550	963,375
Ser. 4158, Class TI, IO, 3s, 2042			14,028,618	1,433,023
Ser. 4165, Class TI, IO, 3s, 2042			17,302,410	1,690,445
Ser. 4171, Class NI, IO, 3s, 2042			9,934,718	939,824
Ser. 4183, Class MI, IO, 3s, 2042			7,465,785	702,530
Ser. 4201, Class JI, IO, 3s, 2041			9,866,135	856,825
Ser. 3939, Class EI, IO, 3s, 2026			11,194,325	732,631
FRB Ser. T-56, Class A, IO, 0.524s, 2043			556,108	9,233
FRB Ser. 8, Class A9, IO, 0.455s, 2028			1,824,061	25,081
FRB Ser. 59, Class 1AX, IO, 0.272s, 2043			4,660,393	46,967
Ser. 48, Class A2, IO, 0.212s, 2033			6,924,014	51,660
Ser. 315, PO, zero %, 2043			9,936,659	8,245,876
Ser. 3369, Class BO, PO, zero %, 2037			7,606	6,762
Ser. 3391, PO, zero %, 2037			28,791	25,714
Ser. 3300, PO, zero %, 2037			92,038	83,232
Ser. 3314, PO, zero %, 2036			24,247	23,863
Ser. 3206, Class EO, PO, zero %, 2036			6,367	5,853
Ser. 3175, Class MO, PO, zero %, 2036			75,283	66,985
Ser. 3210, PO, zero %, 2036			6,170	5,777
Ser. 3326, Class WF, zero %, 2035			24,613	20,888
FRB Ser. T-56, Class 2, IO, zero %, 2043			588,674	—
FRB Ser. 3117, Class AF, zero %, 2036			13,266	10,244

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.18s, 2036			455,028	924,041
IFB Ser. 05-74, Class NK, 25.234s, 2035			1,739,644	2,726,197
IFB Ser. 06-8, Class HP, 22.905s, 2036			573,325	1,012,635
IFB Ser. 07-53, Class SP, 22.538s, 2037			665,853	1,068,538
IFB Ser. 08-24, Class SP, 21.621s, 2038			2,788,175	4,068,638
IFB Ser. 05-122, Class SE, 21.513s, 2035			496,405	753,796
IFB Ser. 05-75, Class GS, 18.89s, 2035			290,648	416,606
IFB Ser. 05-106, Class JC, 18.718s, 2035			966,036	1,525,966
IFB Ser. 05-83, Class QP, 16.215s, 2034			264,496	352,580
IFB Ser. 11-4, Class CS, 11.993s, 2040			1,639,525	2,048,747
IFB Ser. 11-123, Class KS, IO, 6.147s, 2041			1,869,990	249,606
IFB Ser. 11-123, Class GS, IO, 6.097s, 2041			9,612,205	1,303,319
IFB Ser. 11-147, Class SP, IO, 5.597s, 2042			8,550,870	1,132,990
IFB Ser. 13-103, Class SK, IO, 5.467s, 2043			3,630,511	934,401
Ser. 15-16, Class MI, IO, 4 1/2s, 2045			7,989,532	1,438,116
Ser. 12-118, Class PI, IO, 4s, 2042			7,893,322	1,016,212
Ser. 12-62, Class MI, IO, 4s, 2041			6,096,872	676,295
Ser. 409, Class C16, IO, 4s, 2040			7,456,740	972,374
Ser. 12-104, Class HI, IO, 4s, 2027			11,551,135	1,317,153
FRB Ser. 03-W11, Class A1, 3.926s, 2033			1,017	1,064
FRB Ser. 03-W14, Class 2A, 3.722s, 2043			24,029	25,322
FRB Ser. 04-W7, Class A2, 3.654s, 2034			12,206	13,681
Ser. 15-10, Class AI, IO, 3 1/2s, 2043			12,420,588	1,030,409
Ser. 12-124, Class JI, IO, 3 1/2s, 2042			3,169,914	383,972
Ser. 13-22, Class PI, IO, 3 1/2s, 2042			7,781,651	1,014,712
Ser. 12-114, Class NI, IO, 3 1/2s, 2041			15,012,950	1,419,566
FRB Ser. 03-W3, Class 1A4, 3.499s, 2042			43,376	45,868
Ser. 13-55, Class IK, IO, 3s, 2043			7,184,299	686,819
Ser. 13-6, Class JI, IO, 3s, 2043			11,383,928	1,225,551
Ser. 12-151, Class PI, IO, 3s, 2043			7,165,406	752,368
Ser. 13-8, Class NI, IO, 3s, 2042			9,024,278	954,368
Ser. 12-145, Class TI, IO, 3s, 2042			7,676,409	601,830
Ser. 13-35, Class IP, IO, 3s, 2042			5,223,694	479,111
Ser. 13-55, Class PI, IO, 3s, 2042			11,703,324	929,829
Ser. 13-53, Class JI, IO, 3s, 2041			8,902,272	755,803
Ser. 13-23, Class PI, IO, 3s, 2041			9,036,129	646,445
Ser. 13-30, Class IP, IO, 3s, 2041			11,203,770	851,711
Ser. 13-23, Class LI, IO, 3s, 2041			8,851,388	604,550
Ser. 14-28, Class AI, IO, 3s, 2040			8,911,401	863,292
FRB Ser. 04-W2, Class 4A, 2.859s, 2044			15,967	17,067
Ser. 98-W5, Class X, IO, 0.705s, 2028			3,531,339	172,153
FRB Ser. 07-95, Class A3, 0.703s, 2036			13,676,000	13,194,789
Ser. 98-W2, Class X, IO, 0.427s, 2028			11,474,798	559,396
FRB Ser. 01-50, Class B1, IO, 0.395s, 2041			690,016	8,194
Ser. 01-79, Class BI, IO, 0.303s, 2045			1,867,802	17,365
Ser. 03-34, Class P1, PO, zero %, 2043			96,425	81,929
Ser. 08-53, Class DO, PO, zero %, 2038			201,200	190,257
Ser. 07-64, Class LO, PO, zero %, 2037			42,928	40,718
Ser. 07-44, Class CO, PO, zero %, 2037			114,784	99,632
Ser. 07-14, Class KO, PO, zero %, 2037			14,041	12,426
Ser. 06-125, Class OX, PO, zero %, 2037			2,590	2,298
Ser. 06-84, Class OT, PO, zero %, 2036			4,169	3,701
Ser. 06-46, Class OC, PO, zero %, 2036			6,378	5,636
Ser. 08-36, Class OV, PO, zero %, 2036			43,603	39,447
FRB Ser. 88-12, Class B, zero %, 2018			863	860

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.263s, 2036			6,008,704	567,102
Ser. 16-75, Class LI, IO, 6s, 2040			8,500,355	1,976,333
IFB Ser. 10-20, Class SC, IO, 5.702s, 2040			2,585,582	426,621
Ser. 14-133, Class IP, IO, 5s, 2044			8,874,827	1,534,014
Ser. 14-76, IO, 5s, 2044			7,155,731	1,191,629
Ser. 13-51, Class QI, IO, 5s, 2043			9,124,681	1,781,183
Ser. 13-3, Class IT, IO, 5s, 2043			4,060,107	673,105
Ser. 13-6, Class OI, IO, 5s, 2043			32,257,560	5,473,785
Ser. 13-16, Class IB, IO, 5s, 2040			2,420,809	83,385
Ser. 10-35, Class UI, IO, 5s, 2040			3,100,932	531,974
Ser. 10-9, Class UI, IO, 5s, 2040			15,417,025	2,577,542
Ser. 09-121, Class UI, IO, 5s, 2039			10,364,313	1,789,502
Ser. 12-129, IO, 4 1/2s, 2042			5,075,533	946,485
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			4,663,083	484,541
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			11,828,553	1,742,582
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			5,408,663	837,369
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			2,835,706	430,060
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			12,479,778	2,388,108
Ser. 11-81, Class PI, IO, 4 1/2s, 2037			3,500,542	67,420
Ser. 10-116, Class IB, IO, 4 1/2s, 2036			41,800	251
Ser. 15-94, IO, 4s, 2045			27,120,476	5,933,201
Ser. 15-64, Class IG, IO, 4s, 2045			11,649,235	2,013,570
Ser. 15-53, Class MI, IO, 4s, 2045			7,504,366	1,594,640
Ser. 15-40, IO, 4s, 2045			7,157,530	1,438,685
Ser. 14-2, Class IL, IO, 4s, 2044			2,918,244	433,213
Ser. 14-100, Class NI, IO, 4s, 2043			19,417,996	2,008,986
Ser. 13-165, Class IL, IO, 4s, 2043			4,130,964	580,153
Ser. 12-56, Class IB, IO, 4s, 2042			10,922,511	1,539,932
Ser. 12-47, Class CI, IO, 4s, 2042			5,098,959	700,854
Ser. 14-104, IO, 4s, 2042			10,569,040	1,676,884
Ser. 14-4, Class IK, IO, 4s, 2039			6,471,132	524,440
Ser. 10-114, Class MI, IO, 4s, 2039			6,946,817	452,532
Ser. 14-182, Class BI, IO, 4s, 2039			13,136,249	1,935,574
Ser. 10-116, Class QI, IO, 4s, 2034			143,696	629
Ser. 16-4, Class JI, IO, 3 1/2s, 2046			13,132,271	1,187,026
Ser. 15-24, Class CI, IO, 3 1/2s, 2045			4,608,947	902,123
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			14,024,955	1,385,525
Ser. 15-168, Class IG, IO, 3 1/2s, 2043			13,020,418	1,256,601
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			6,361,336	600,128
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			5,796,085	544,716
Ser. 12-136, IO, 3 1/2s, 2042			10,510,612	1,906,247
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			5,339,389	694,916
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			9,474,657	1,039,370
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			4,103,329	255,293
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			5,292,857	557,497
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			7,360,270	750,350
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			5,251,351	400,641
Ser. 14-147, Class MI, IO, 3 1/2s, 2039			12,518,753	500,249
Ser. 15-99, Class TI, IO, 3 1/2s, 2039			11,181,964	1,035,114
Ser. 15-24, Class AI, IO, 3 1/2s, 2037			13,263,478	1,665,524
Ser. 15-24, Class IC, IO, 3 1/2s, 2037			6,253,990	789,548
Ser. 12-48, Class AI, IO, 3 1/2s, 2036			13,759,424	1,488,929
Ser. 14-160, Class IB, IO, 3s, 2040			19,041,937	1,245,343
Ser. 14-141, Class CI, IO, 3s, 2040			5,934,924	528,618
Ser. 14-174, Class AI, IO, 3s, 2029			8,771,625	888,109
Ser. 15-H22, Class GI, IO, 2.569s, 2065			15,529,483	2,198,975
Ser. 16-H04, Class HI, IO, 2.361s, 2065			14,573,476	1,770,677
Ser. 15-H10, Class HI, IO, 2.241s, 2065			24,420,678	2,908,503
Ser. 16-H07, Class PI, IO, 2.24s, 2066(FWC)			27,908,868	3,879,947
FRB Ser. 15-H16, Class XI, IO, 2.122s, 2065			13,202,363	1,734,790
Ser. 16-H11, Class HI, IO, 2.079s, 2066			47,327,785	5,600,723
Ser. 16-H06, Class HI, IO, 2.066s, 2066			14,128,521	1,523,055
Ser. 16-H03, Class AI, IO, 2.051s, 2066			15,665,778	1,897,298
Ser. 15-H20, Class CI, IO, 2.04s, 2065			22,455,521	2,934,038
Ser. 16-H01, Class HI, IO, 2.027s, 2065			15,393,795	1,448,556
Ser. 15-H24, Class HI, IO, 2.025s, 2065			21,643,486	1,999,858
Ser. 15-H25, Class BI, IO, 1.98s, 2065			13,909,318	1,731,710
Ser. 15-H22, Class AI, IO, 1.919s, 2065			23,059,326	2,836,297
Ser. 16-H04, Class KI, IO, 1.891s, 2066			16,629,649	1,720,254
Ser. 15-H23, Class TI, IO, 1.89s, 2065			17,472,704	2,157,879
Ser. 15-H23, Class DI, IO, 1.842s, 2065			8,804,286	967,794
Ser. 16-H10, Class AI, IO, 1.82s, 2066			25,866,506	2,485,610
Ser. 16-H06, Class DI, IO, 1.728s, 2065			19,172,610	2,170,339
Ser. 14-H21, Class AI, IO, 1.689s, 2064			20,298,120	2,175,958
Ser. 16-H08, Class GI, IO, 1.426s, 2066			14,355,992	1,046,552
FRB Ser. 11-H07, Class FI, IO, 1.232s, 2061			56,052,022	2,813,812
Ser. 10-158, Class OP, PO, zero %, 2040			7,123,250	6,510,017
Ser. 10-151, Class KO, PO, zero %, 2037			1,029,233	907,536
Ser. 06-36, Class OD, PO, zero %, 2036			12,340	10,877
Ser. 06-64, PO, zero %, 2034			15,353	15,059

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-4, IO, 1.147s, 2026			644,184	—
FRB Ser. 98-2, IO, 1.004s, 2027			393,093	—
FRB Ser. 99-2, IO, 0.84s, 2027			908,135	7,946
FRB Ser. 98-3, IO, zero %, 2027			435,640	—

				219,413,374

Total mortgage-backed securities (cost $235,917,142)				$219,413,374

ASSET-BACKED SECURITIES (1.0%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.453s, 2017			$10,145,000	$10,145,000

Total asset-backed securities (cost $10,145,000)				$10,145,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		$19,681,500	$121,612

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		19,681,500	30,506

Goldman Sachs International

1.4825/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.4825		84,338,600	955,556

(1.65)/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.65		84,338,600	58,194

(1.73)/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.73		84,338,600	21,928

(1.82)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.82		95,727,800	96

(1.306)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.306		95,727,800	96

JPMorgan Chase Bank N.A.

(1.15)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.15		95,727,800	957

Total purchased swap options outstanding (cost $3,429,759)				$1,188,945

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/$102.80		$47,000,000	$156,980

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.70		47,000,000	143,820

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.52		47,000,000	120,790

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.42		47,000,000	110,920

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.78		47,000,000	59,220

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.59		47,000,000	49,350

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.48		47,000,000	44,180

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.30		47,000,000	36,660

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/101.52		47,000,000	7,990

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/101.39		47,000,000	6,580

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.98		47,000,000	47

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/102.03		39,000,000	39

Total purchased options outstanding (cost $4,564,064)				$736,576

SHORT-TERM INVESTMENTS (8.8%)(a)
			Principal amount/shares	Value

Putnam Government Money Market Fund 0.01%(AFF)		Shares	5,000,000	$5,000,000

Putnam Money Market Liquidity Fund 0.39%(AFF)		Shares	69,147,262	69,147,262

SsgA Prime Money Market Fund Class N 0.39%(P)		Shares	441,000	441,000

U.S. Treasury Bills 0.19%, September 1, 2016(SEGCCS)			$1,020,000	1,019,592

U.S. Treasury Bills 0.24%, August 18, 2016(SEGCCS)			247,000	246,924

U.S. Treasury Bills 0.20%, August 11, 2016(SEG)(SEGSF)(SEGCCS)			1,218,000	1,217,717

U.S. Treasury Bills 0.25%, August 4, 2016(SEG)(SEGSF)(SEGCCS)			438,000	437,911

U.S. Treasury Bills 0.20%, July 21, 2016(SEG)(SEGCCS)			78,000	77,992

U.S. Treasury Bills 0.23%, July 14, 2016(SEGSF)(SEGCCS)			7,001,000	7,000,685

U.S. Treasury Bills 0.20%, July 7, 2016(SEG)(SEGSF)			797,000	796,992

Total short-term investments (cost $85,385,857)				$85,386,075

TOTAL INVESTMENTS

Total investments (cost $2,092,191,514)(b)				$2,091,795,890

FUTURES CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Federal Funds 30 Day (Short)	327	$135,749,922	Aug-16	$(101,975)
U.S. Treasury Bond 30 yr (Short)	103	17,751,406	Sep-16	(973,017)
U.S. Treasury Bond Ultra 30 yr (Short)	31	5,777,625	Sep-16	(360,437)
U.S. Treasury Note 10 yr (Long)	148	19,681,688	Sep-16	531,581

Total				$(903,848)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/16 (premiums $5,476,612) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	$19,681,500	$341,356
Goldman Sachs International

1.65875/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.65875	84,338,600	10,121
(1.215)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.215	95,727,800	108,172
(0.901)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/0.901	95,727,800	114,873
1.57/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.57	84,338,600	134,942
JPMorgan Chase Bank N.A.

1.41/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.41	95,727,800	96
1.28/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.28	95,727,800	96
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	11,494,000	1,073,597

Total			$1,783,253

WRITTEN OPTIONS OUTSTANDING at 6/30/16 (premiums $4,564,063) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/$102.18	$47,000,000	$87,890
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.09	47,000,000	80,370
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.90	47,000,000	66,740
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.80	47,000,000	60,630
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.56	47,000,000	47,940
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.47	47,000,000	43,710
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.28	47,000,000	36,190
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.19	47,000,000	32,900
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.04	47,000,000	28,200
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.85	47,000,000	23,500
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.75	47,000,000	21,150
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.56	47,000,000	17,390
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.30	47,000,000	13,160
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.11	47,000,000	11,280
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.02	47,000,000	9,870
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/99.83	47,000,000	8,460
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.80	47,000,000	2,350
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.68	47,000,000	1,880
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/99.97	47,000,000	470
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.09	47,000,000	470
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	47,000,000	47
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.36	47,000,000	47
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	39,000,000	39
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.39	39,000,000	39

Total			$594,722

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A.

(1.455)/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-16/1.455	$102,573,300	$(571,846)	$(10,257)
1.585/3 month USD-LIBOR-BBA/Jul-26 (Written)	Jul-16/1.585	102,573,300	200,018	(10,257)
1.515/3 month USD-LIBOR-BBA/Jul-26 (Written)	Jul-16/1.515	102,573,300	353,878	(12,309)
Goldman Sachs International

(2.0745)/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/2.0745	51,286,700	(184,632)	5,642
1.5595/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/1.5595	51,286,700	(235,919)	(45,132)
1.1665/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/1.1665	205,146,600	205,147	20,515
(0.6665)/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/0.6665	205,146,600	215,404	2,051
JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	19,313,450	(473,237)	816,380
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	19,313,450	(490,735)	672,687
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	77,214,800	(542,434)	217,514
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	38,607,400	(255,272)	124,663
(2.01575)/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/2.01575	51,286,700	(200,018)	32,311
1.49825/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/1.49825	51,286,700	(200,018)	(44,107)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	19,313,450	(513,892)	(506,090)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	19,313,450	(540,777)	(534,596)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	84,592,900	560,428	559,159
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	84,592,900	540,777	538,857
(0.634)/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/0.634	205,146,600	200,018	8,206
1.134/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/1.134	205,146,600	200,018	(4,103)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	77,214,800	236,432	(217,746)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	154,429,600	494,175	(415,416)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	84,592,900	487,027	(767,258)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	84,592,900	482,180	(923,755)

Total			$(33,278)	$(493,041)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/16 (proceeds receivable $454,429,688) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3s, July 1, 2046	$1,000,000	7/14/16	$1,036,445
Federal National Mortgage Association, 4 1/2s, July 1, 2046	3,000,000	7/14/16	3,275,156
Federal National Mortgage Association, 4s, July 1, 2046	48,000,000	7/14/16	51,465,000
Federal National Mortgage Association, 3 1/2s, July 1, 2046	53,000,000	7/14/16	55,910,861
Federal National Mortgage Association, 3s, July 1, 2046	57,000,000	7/14/16	59,141,952
Government National Mortgage Association, 4s, July 1, 2046	13,000,000	7/20/16	13,897,813
Government National Mortgage Association, 3 1/2s, July 1, 2046	44,000,000	7/20/16	46,691,563
Government National Mortgage Association, 3s, July 1, 2046	215,000,000	7/20/16	224,708,583

Total			$456,127,373

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$187,419,200		$(1,126,989)	6/28/26	3 month USD-LIBOR-BBA	1.4825%	$761,180
	93,709,600		1,123,278	6/28/26	1.65875%	3 month USD-LIBOR-BBA	(1,405,687)
	187,419,200		(1,033,280)	6/21/26	3 month USD-LIBOR-BBA	1.55%	2,106,658
	93,709,600		1,029,569	6/21/26	1.715%	3 month USD-LIBOR-BBA	(2,024,464)
	219,289,800	(E)	470,299	9/21/18	1.12%	3 month USD-LIBOR-BBA	(1,071,747)
	6,035,900	(E)	(37,459)	9/21/21	3 month USD-LIBOR-BBA	1.40%	74,162
	111,678,800	(E)	1,217,890	9/21/26	1.75%	3 month USD-LIBOR-BBA	(2,413,905)
	10,645,500	(E)	(251,724)	9/21/46	3 month USD-LIBOR-BBA	2.17%	555,833
	168,331,000		(631)	6/8/18	0.95082%	3 month USD-LIBOR-BBA	(730,748)
	47,728,000		(384)	6/8/21	3 month USD-LIBOR-BBA	1.22839%	589,330
	8,545,000		(113)	6/8/26	1.60208%	3 month USD-LIBOR-BBA	(189,765)
	23,957,000		(815)	6/8/46	3 month USD-LIBOR-BBA	2.06188%	1,273,967
	72,156,400		(520)	6/21/26	3 month USD-LIBOR-BBA	1.42%	308,053
	37,200,000		(491)	6/20/26	1.4215%	3 month USD-LIBOR-BBA	(165,502)
	36,463,000		(481)	6/24/26	3 month USD-LIBOR-BBA	1.56%	642,138
	29,518,500		(390)	6/28/26	1.5675%	3 month USD-LIBOR-BBA	(538,561)
	140,564,400		232,419	6/28/26	1.4825%	3 month USD-LIBOR-BBA	(1,183,708)
	84,338,600		(188,535)	7/1/26	3 month USD-LIBOR-BBA	1.4825%	647,685
	28,900,000		(108)	6/29/18	3 month USD-LIBOR-BBA	0.711%	(13,817)
	29,000,000		(383)	6/29/26	1.36146%	3 month USD-LIBOR-BBA	43,848
	29,000,000		(383)	6/29/26	1.3534%	3 month USD-LIBOR-BBA	66,278
	28,900,000		(108)	6/29/18	3 month USD-LIBOR-BBA	0.7115%	(13,556)
	29,000,000		(383)	6/29/26	1.35735%	3 month USD-LIBOR-BBA	55,281
	28,900,000		(108)	6/29/18	3 month USD-LIBOR-BBA	0.716%	(10,948)
	23,503,700		(310)	6/29/26	1.336%	3 month USD-LIBOR-BBA	92,967
	31,698,900		(418)	6/30/26	1.35629%	3 month USD-LIBOR-BBA	65,067

	Total		$1,429,442	$(2,479,961)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,992,429	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(24,211)
981,803	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,930)
Barclays Bank PLC
962,854	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	983
1,742,195	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,716)
129,853	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,578)
1,558,241	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,935)
108,885	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(943)
2,821,993	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,680
42,273,190	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	85,091
1,040,931	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,804)
4,678,096	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	9,416
114,073	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(80)
56,864	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	184
56,864	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	184
136,576	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	443
133,532	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,316)
22,847	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	74
1,881,246	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	4,639
32,677,661	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	6,124
2,795,284	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,853
5,126,481	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,578
3,258,959	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(10,570)
3,761,602	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(17,350)
1,945,208	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,358)
4,733,978	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	43,947
1,395,215	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(17,321)
10,468,447	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(37,419)
6,356,807	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,149
33,685,605	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	127,359
59,059,945	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(499,965)
18,372,993	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	69,465
Citibank, N.A.
55,348	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	180
Credit Suisse International
556,382	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,104
2,614,500	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(12,841)
1,881,246	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(4,639)
56,864	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	184
1,954,887	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24,367)
250,183	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	47
4,241,023	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	39,371
3,071,646	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(38,278)
1,914,951	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23,269)
40,839	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(507)
12,755,406	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(166,917)
1,029,825	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,476)
1,021,080	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(14,585)
4,923,893	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	59,831
Deutsche Bank AG
84,711	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(963)
133,532	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,316
75,917	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(657)
292,433	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	1,029
2,614,500	—	1/12/36	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	12,841
Goldman Sachs International
3,117,348	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,176)
2,404,826	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,678)
7,073,204	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(12,260)
2,698,956	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,884)
4,323,428	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(53,890)
4,323,428	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(53,890)
4,107,530	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(34,772)
1,543,075	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,063)
2,718,556	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	8,817
41,311	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	134
1,424,132	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,189)
2,688,580	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(4,660)
2,322,636	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,621)
1,768,362	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,488)
3,138,779	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,191)
5,627,167	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(47,636)
208,615	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,766)
556,324	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,710)
495,091	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,191)
691,459	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(483)
373,907	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic MBX Index 4.00% 30 year Ginnie Mae II pools	(925)
3,175,994	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,217)
4,969,714	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(61,946)
3,184,120	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(39,689)
5,174,384	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(8,969)
2,086,022	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(25,348)
4,140,875	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	38,441
1,022,045	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,374)
1,077,040	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	13,371
JPMorgan Chase Bank N.A.
633,462	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,697)
4,141,153	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	38,447

Total	$—	$(822,426)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $969,255,474.
(b)	The aggregate identified cost on a tax basis is $2,094,222,762, resulting in gross unrealized appreciation and depreciation of $33,898,339 and $36,325,211, respectively, or net unrealized depreciation of $2,426,872.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Government Money Market Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Government Money Market Fund*	$—	$5,000,000	$—	$101	$5,000,000
	Putnam Short Term Investment Fund*	35,805,553	394,929,394	361,587,685	109,490	69,147,262
	Totals	$35,805,553	$399,929,394	$361,587,685	$109,591	$74,147,262
* Management fees charged to Putnam Government Money Market Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $772,013,199 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,762,082 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,062,072 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,712,841 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$10,145,000	$—
Mortgage-backed securities	—	215,533,427	3,879,947
Purchased options outstanding	—	736,576	—
Purchased swap options outstanding	—	1,188,945	—
U.S. government and agency mortgage obligations	—	1,774,925,920	—
Short-term investments	74,588,262	10,797,813	—

Totals by level	$74,588,262	$2,013,327,681	$3,879,947

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(903,848)	$—	$—
Written options outstanding	—	(594,722)	—
Written swap options outstanding	—	(1,783,253)	—
Forward premium swap option contracts	—	(493,041)	—
TBA sale commitments	—	(456,127,373)	—
Interest rate swap contracts	—	(3,909,403)	—
Total return swap contracts	—	(822,426)	—

Totals by level	$(903,848)	$(463,730,218)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of 9/30/15	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of June 30, 2016
Mortgage-backed securities	$12,211,524	$(1,266,725)	$—	$1,550,444	$3,956,211	$—	$—	$(12,571,507)	$3,879,947
Totals	$12,211,524	$(1,266,725)	$—	$1,550,444	$3,956,211	$—	$—	$(12,571,507)	$3,879,947

† Transfers during the reporting period are accounted for using the end of period market value. Transfers out include valuations where a secondary pricing source was obtained for certain securities.
# Includes $42,478 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$15,962,880	$22,544,052

Total	$15,962,880	$22,544,052

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$360,600,000
Purchased swap option contracts (contract amount)		$1,860,100,000
Written TBA commitment option contracts (contract amount)		$733,200,000
Written swap option contracts (contract amount)		$2,215,200,000
Futures contracts (number of contracts)		700
Centrally cleared interest rate swap contracts (notional)		$2,319,100,000
OTC total return swap contracts (notional)		$400,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	991,800	—	—	—	—	—	—	991,800
	OTC Total return swap contracts*#	—	367,169	—	180	101,537	15,186	60,763	38,447	—	583,282
	Futures contracts§	—	—	—	—	—	—	—	—	84,125	84,125
	Forward premium swap option contracts#	—	—	—	—	—	—	28,208	2,969,777	—	2,997,985
	Purchased swap options#	—	—	—	—	152,118	—	1,035,870	957	—	1,188,945
	Purchased options#	—	—	—	—	—	—	—	736,576	—	736,576

	Total Assets	$—	$367,169	$991,800	$180	$253,655	$15,186	$1,124,841	$3,745,757	$84,125	$6,582,713

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	1,267,097	—	—	—		—	—	1,267,097
	OTC Total return swap contracts*#	36,141	630,355	—	—	298,879	1,620	431,016	7,697	—	1,405,708
	Futures contracts§	—	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	—	—	—	32,823	—	—	45,132	3,413,071	—	3,491,026
	Written swap options#	—	—	—	—	341,356	—	368,108	1,073,789	—	1,783,253
	Written options#	—	—	—	—	—	—	—	594,722	—	594,722

	Total Liabilities	$36,141	$630,355	$1,267,097	$32,823	$640,235	$1,620	$844,256	$5,089,279	$—	$8,541,806

	Total Financial and Derivative Net Assets	$(36,141)	$(263,186)	$(275,297)	$(32,643)	$(386,580)	$13,566	$280,585	$(1,343,522)	$84,125	$(1,959,093)
	Total collateral received (pledged)##†	$—	$(221,992)	$—	$—	$(319,958)	$—	$280,585	$(1,170,891)	$—
	Net amount	$(36,141)	$(41,194)	$(275,297)	$(32,643)	$(66,622)	$13,566	$—	$(172,631)	$84,125

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2016